Basis of Preparation	12 Months Ended
Dec. 31, 2020
Basis of Preparation
Basis of Preparation

2. Basis of preparation

(a) Statement of compliance

These consolidated financial statements have been prepared in accordance with International Financial Reporting Standards  (IFRS) as issued by the International Accounting Standards Board (IASB).

(b) Basis of measurement

The financial statements have been prepared on the historical cost basis except for financial instruments and share-based payment obligations which have been based on fair value. Historical cost is generally based on the fair value of the consideration given in exchange for assets.

(c) Functional and presentation currency

These consolidated financial statements are presented in euro, which is the Company’s functional currency. All amounts have been rounded to the nearest thousand, unless otherwise indicated.

(d) Going Concern

The management board of ProQR has, upon preparing and finalizing the 2020 financial statements, assessed the Company’s ability to fund its operations for a period of at least one year after the date of signing these financial statements.

The management board of the Company expects the Company to be a going concern based on its existing funding, taking into account the Company’s current cash position and the projected cash flows based on the activities under execution on the basis of ProQR’s business plan and budget.

(e) Use of estimates and judgements

In preparing these consolidated financial statements, management has made judgements, estimates and assumptions that affect the application of accounting policies and the reported amounts of assets, liabilities, income and expenses. Actual results may differ from these estimates.

Estimates and underlying assumptions are reviewed on an ongoing basis. Revisions to accounting estimates are recognized in the period in which the estimate is revised if the revision affects only that period or in the period of the revision and future periods if the revision affects both current and future periods.

Information about assumptions and estimation uncertainties that may have a significant risk of resulting in a material adjustment is included below.

(i) Research and development expenditures

Research expenditures are not capitalized. Development expenses are currently reflected in the income statement because the criteria for capitalization are not met. At each balance sheet date, the Company estimates the level of service performed by the vendors and the associated costs incurred for the services performed.

Although we do not expect the estimates to be materially different from amounts actually incurred, the understanding of the status and timing of services performed relative to the actual status and timing of services performed may vary and could result in reporting amounts that are too high or too low in any particular period.

(ii) Convertible debt

The terms of our convertible debt agreements are evaluated to determine whether the convertible debt instruments contain both liability and equity components, in which case the instrument is a compound financial instrument. Convertible debt agreements are also evaluated to determine whether they contain embedded derivatives, in which case the instrument is a hybrid financial instrument. Judgement is required to determine the classification of such financial instruments based on the terms and conditions of the convertible debt agreements, the currencies in which the debt instruments are denominated and the Company’s functional currency.

Estimation methods are used to determine the fair values of the liability and equity components of compound financial instruments and to determine the fair value of embedded derivatives included in hybrid financial instruments. The determination of the effective interest used for the host contracts of hybrid financial instruments and the liability components of compound financial instruments is dependent on the outcome of such estimations. Evaluating the reasonableness of these estimations and the assumptions and inputs used in the valuation methods requires a significant amount of judgement and is therefore subject to an inherent risk of error.

(f) Changes in accounting policies

The following Standards and Interpretations became effective for annual reporting periods beginning on or after January 1, 2020:

•	Interest Rate Benchmark Reform amendments to IFRS 9 and IFRS 7;
•	Covid-19-Related Rent Concessions Amendment to IFRS 16;
•	Amendments to References to the Conceptual Framework in IFRS Standards;
•	Amendments to IFRS 3 Definition of a business;
•	Amendments to IAS 1 and IAS 8 Definition of material.

None of these new Standards and Interpretations had a material impact on our financial statements.